CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 699	$ 361	$ 1,124	$ 307
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(53)	(8)	(73)	57
Changes in retirement plans’ funded status	(17)	(7)	(34)	(27)
Foreign currency translation	106	(49)	206	(476)
Share of other comprehensive income (loss) of entities using the equity method	2	5	(21)	(14)
Other comprehensive income (loss), net of tax	38	(59)	78	(460)
Comprehensive income (loss)	737	302	1,202	(153)
Less: Comprehensive income attributable to noncontrolling interests	9	11	28	21
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 728	$ 291	$ 1,174	$ (174)